SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Accounts Receivable Net
Accounts receivable - third parties	$ 2,591,154	$ 332,199	$ 3,520,400
Less: allowance for doubtful accounts	(1,080,870)	(138,573)	(855,652)
Accounts receivable, net	$ 1,510,284	$ 193,626	$ 2,664,748